Employee Benefits	12 Months Ended
Dec. 31, 2024
Disclosure Of Defined Benefit Plans [Line Items]
Employee Benefits
9.
Employee Benefits

Employee benefits costs were comprised of the following:

	2024	2023	2022
Salaries, wages and contractor fees (i)	84,754	62,900	42,550
Share-based payments (ii)	23,780	11,922	8,684
Total	108,534	74,822	51,234

(i)
Salaries, wages and contractor fees include social security costs and annual bonuses. During the year end December 31, 2024, USD 19,809 of salaries, wages and contract fees were capitalized (USD 16,694 in 2023 and USD 11,357 in 2022).
(ii)
Represents compensation expenses stemming from share-based arrangements settled in the Group’s common shares. For further information refer to Note 2.11: Share-based payments and warrants contracts.